Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Liabilities [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Liabilities measured at fair value on a recurring basis as of September 30, 2012 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liabilities – current portion	$41	$-	$-	$41
Derivative liabilities – long-term portion	2,400	-	-	2,400

Total	$2,441	$-	$-	$2,441

Liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows: (in thousands)

		Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative liabilities – current portion	$706	$-	$-	$706
Derivative liabilities – long-term portion	101	-	-	101

Total	$807	$-	$-	$807

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table sets forth a reconciliation of changes in the fair value of derivatives classified as Level 3 (in thousands):

Balance at December 31, 2011	$807
Issuance of warrants as derivative liabilities	2,734
Change in fair value	(1,100)
Balance at September 30, 2012	$2,441